Income Taxes (Details) ¥ in Thousands, $ in Millions	12 Months Ended				60 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023	Dec. 31, 2027 CNY (¥)
Income Taxes [Line Items]
Profits earned (in Dollars) | $		$ 2
Profits earned percentage	8.25%	8.25%
Statutory income tax rate	25.00%	25.00%
Income tax rate percentage	15.00%	15.00%
Reassessed by relevant governmental authorities	3 years	3 years
income tax rate	15.00%	15.00%	15.00%	15.00%
Description of preferential enterprise income tax rate	Certain PRC subsidiaries are qualified small and low-profit enterprises, and thus are eligible for the above preferential tax rates for small and low-profit enterprises.The Group’s subsidiary tax rate in Southeast Asia ranges from 20% to 22%.The current and deferred components of the income tax expense which were substantially attributable to the Group’s PRC subsidiaries and VIEs and VIEs’ subsidiaries, are as follows: Year ended December 31, Year ended December 31, 2023 2024 RMB RMB Current income tax expense 8,822 19,267 Deferred income tax benefit (1,077) (5,285) Total 7,745 13,982 Year ended December 31, 2025 RMB Current income tax expense PRC 41,833 Hong Kong 979 Total current tax expense 42,812 Deferred income tax expense PRC 3,130 Hong Kong 10,390 Total deferred tax expense 13,520 Total income tax expense PRC 44,963 Hong Kong 11,369 Total income tax expense 56,332 Income before income tax expense is attributable to the following geographic locations: Year ended December 31, 2025 RMB USD PRC 125,392 17,931 Hong Kong 80,789 11,553 Others 17,540 2,508 Total 223,721 31,992 The reconciliation of income tax expense at statutory tax rate to income tax expense recognized is as follows: Year ended December 31, Year ended December 31, 2023 2024 RMB RMB (Loss) income before income tax expenses (132,604) 64,138 Statutory tax rate in the PRC 25% 25% Income tax (benefit) expense at statutory tax rate (33,151) 16,035 Non-recognized income (4,760) (15,033) Change in valuation allowance 113,255 46,450 Adjustment on current income tax of the prior periods 1,739 432 Effect of tax holiday and preferential tax rates (5,039) (4,120) Tax loss carryforwards (46,469) (25,921) Share-based compensation expenses (17,985) 769 Effect of different tax rates of entities operating in other jurisdictions 155 (4,630) Income tax expense 7,745 13,982 Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, the reconciliation of taxes at the PRC statutory income tax rate to our provision for (benefit from) income taxes for the year ended December 31, 2025 was as follows: Year ended December 31, 2025 RMB % Income before income tax expenses 223,721 100.0% Statutory tax rate in the PRC 25% 25.0% Income tax expense at statutory tax rate 55,930 25.0% Domestic tax effects Non-taxable income (175) (0.1)% Change in valuation allowance (84,960) (38.0)% Changes in tax rates 24,525 11.0% Preferential tax rates (3,037) (1.4)% Expired NOL 77,289 34.5% Other 31 — Other jurisdictions’ tax effects Hong Kong Statutory tax rate difference between Hong Kong and PRC (6,867) (3.1)% Other (2,019) (0.9)% Cayman Statutory tax rate difference between Cayman and PRC (9,555) (4.3)% BVI Statutory tax rate difference between BVI and PRC 5,164 2.3% Other foreign jurisdictions Other 6 — Income tax expense 56,332 25.0% Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, cash paid for income taxes, net of refunds, during the year ended December 31, 2025 was RMB51,725 from PRC subsidiaries.The aggregate amount and per ordinary share effect of the tax holiday are as follows: December 31, 2023 December 31, 2024 December 31, 2025 RMB RMB RMB The aggregate amount of tax holiday and preferential tax rates 5,039 4,120 3,037 The aggregate effect of the above on basic and fully diluted net (loss) income per ordinary share: Basic and diluted 0.02 0.02 0.01 The tax effects of temporary differences that gave rise to the deferred tax balances are as follows: December 31, December 31, 2024 2025 Deferred tax assets RMB RMB Allowance for credit losses 511,165 512,352 Net operating loss carry forwards 406,811 306,129 Impairment of investments — 82,579 Accelerated depreciation of property, equipment and software — 939 Less: valuation allowance (917,976) (832,377) Total deferred tax assets, net — 69,622 Deferred tax liabilities Unrealized gain of investment in marketable securities — 83,359 Intangible asset from acquisition 763 546 Total deferred tax liabilities 763 83,905 Net off against deferred tax assets — (69,622) Net deferred tax liabilities 763 14,283 The movements in the valuation allowance are as follows: December 31, December 31, 2024 2025 RMB RMB Balance at beginning of year 964,426 917,976 Additions 5,528 53,404 Reversal (51,978) (139,003) Balance at end of year 917,976 832,377 According to PRC tax regulations, the PRC enterprise’s net operating loss can be generally carried forward for no longer than five years, and HNTE’s net operating losses can be carried forward for no more than ten years, starting from the year subsequent to the year in which the loss was incurred. Carryback of losses is not permitted. The Group will re-apply for the HNTE certificate when the prior certificate expires in the foreseeable future.Total net operating losses carryforwards of the Group’s subsidiaries in PRC is RMB1,259,325 as of December 31, 2025. As of December 31, 2025, the net operating loss carryforwards from PRC will expire in calendar years 2026 through 2032, if not utilized. The net operating loss carryforwards of the Group’s subsidiaries in Hong Kong is RMB2,878 as of December 31, 2025, which can be carried forward without an expiration date.The Group considers positive and negative evidence to determine whether some portion or all of the net deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. Under the applicable accounting standards, the Group has considered the Group’s history of losses and the uncertainty regarding the future profitability and concluded that it is more likely than not that the Group will not generate future taxable income to utilize the deferred tax assets.	Certain PRC subsidiaries are qualified small and low-profit enterprises, and thus are eligible for the above preferential tax rates for small and low-profit enterprises.The Group’s subsidiary tax rate in Southeast Asia ranges from 20% to 22%.The current and deferred components of the income tax expense which were substantially attributable to the Group’s PRC subsidiaries and VIEs and VIEs’ subsidiaries, are as follows: Year ended December 31, Year ended December 31, 2023 2024 RMB RMB Current income tax expense 8,822 19,267 Deferred income tax benefit (1,077) (5,285) Total 7,745 13,982 Year ended December 31, 2025 RMB Current income tax expense PRC 41,833 Hong Kong 979 Total current tax expense 42,812 Deferred income tax expense PRC 3,130 Hong Kong 10,390 Total deferred tax expense 13,520 Total income tax expense PRC 44,963 Hong Kong 11,369 Total income tax expense 56,332 Income before income tax expense is attributable to the following geographic locations: Year ended December 31, 2025 RMB USD PRC 125,392 17,931 Hong Kong 80,789 11,553 Others 17,540 2,508 Total 223,721 31,992 The reconciliation of income tax expense at statutory tax rate to income tax expense recognized is as follows: Year ended December 31, Year ended December 31, 2023 2024 RMB RMB (Loss) income before income tax expenses (132,604) 64,138 Statutory tax rate in the PRC 25% 25% Income tax (benefit) expense at statutory tax rate (33,151) 16,035 Non-recognized income (4,760) (15,033) Change in valuation allowance 113,255 46,450 Adjustment on current income tax of the prior periods 1,739 432 Effect of tax holiday and preferential tax rates (5,039) (4,120) Tax loss carryforwards (46,469) (25,921) Share-based compensation expenses (17,985) 769 Effect of different tax rates of entities operating in other jurisdictions 155 (4,630) Income tax expense 7,745 13,982 Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, the reconciliation of taxes at the PRC statutory income tax rate to our provision for (benefit from) income taxes for the year ended December 31, 2025 was as follows: Year ended December 31, 2025 RMB % Income before income tax expenses 223,721 100.0% Statutory tax rate in the PRC 25% 25.0% Income tax expense at statutory tax rate 55,930 25.0% Domestic tax effects Non-taxable income (175) (0.1)% Change in valuation allowance (84,960) (38.0)% Changes in tax rates 24,525 11.0% Preferential tax rates (3,037) (1.4)% Expired NOL 77,289 34.5% Other 31 — Other jurisdictions’ tax effects Hong Kong Statutory tax rate difference between Hong Kong and PRC (6,867) (3.1)% Other (2,019) (0.9)% Cayman Statutory tax rate difference between Cayman and PRC (9,555) (4.3)% BVI Statutory tax rate difference between BVI and PRC 5,164 2.3% Other foreign jurisdictions Other 6 — Income tax expense 56,332 25.0% Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, cash paid for income taxes, net of refunds, during the year ended December 31, 2025 was RMB51,725 from PRC subsidiaries.The aggregate amount and per ordinary share effect of the tax holiday are as follows: December 31, 2023 December 31, 2024 December 31, 2025 RMB RMB RMB The aggregate amount of tax holiday and preferential tax rates 5,039 4,120 3,037 The aggregate effect of the above on basic and fully diluted net (loss) income per ordinary share: Basic and diluted 0.02 0.02 0.01 The tax effects of temporary differences that gave rise to the deferred tax balances are as follows: December 31, December 31, 2024 2025 Deferred tax assets RMB RMB Allowance for credit losses 511,165 512,352 Net operating loss carry forwards 406,811 306,129 Impairment of investments — 82,579 Accelerated depreciation of property, equipment and software — 939 Less: valuation allowance (917,976) (832,377) Total deferred tax assets, net — 69,622 Deferred tax liabilities Unrealized gain of investment in marketable securities — 83,359 Intangible asset from acquisition 763 546 Total deferred tax liabilities 763 83,905 Net off against deferred tax assets — (69,622) Net deferred tax liabilities 763 14,283 The movements in the valuation allowance are as follows: December 31, December 31, 2024 2025 RMB RMB Balance at beginning of year 964,426 917,976 Additions 5,528 53,404 Reversal (51,978) (139,003) Balance at end of year 917,976 832,377 According to PRC tax regulations, the PRC enterprise’s net operating loss can be generally carried forward for no longer than five years, and HNTE’s net operating losses can be carried forward for no more than ten years, starting from the year subsequent to the year in which the loss was incurred. Carryback of losses is not permitted. The Group will re-apply for the HNTE certificate when the prior certificate expires in the foreseeable future.Total net operating losses carryforwards of the Group’s subsidiaries in PRC is RMB1,259,325 as of December 31, 2025. As of December 31, 2025, the net operating loss carryforwards from PRC will expire in calendar years 2026 through 2032, if not utilized. The net operating loss carryforwards of the Group’s subsidiaries in Hong Kong is RMB2,878 as of December 31, 2025, which can be carried forward without an expiration date.The Group considers positive and negative evidence to determine whether some portion or all of the net deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. Under the applicable accounting standards, the Group has considered the Group’s history of losses and the uncertainty regarding the future profitability and concluded that it is more likely than not that the Group will not generate future taxable income to utilize the deferred tax assets.
Cash paid for income taxes (in Yuan Renminbi)	¥ 51,725
Net operating losses carryforwards (in Yuan Renminbi)	306,129		¥ 406,811
Valuation allowance (in Yuan Renminbi)	¥ 832,377		917,976
Statute of limitations period	3 years	3 years
Statute of limitations period	5 years	5 years
Underpayment of tax liability (in Yuan Renminbi)	¥ 100
Statute of limitations period	10 years	10 years
Withholding income tax	10.00%	10.00%
FIE tax rate	25.00%	25.00%
Investor percentage	25.00%	25.00%
Withholding income taxes (in Yuan Renminbi)
Forecast [Member]
Income Taxes [Line Items]
Percentage of assessable profit before tax					25.00%
Assessable profit before tax (in Yuan Renminbi)					¥ 3,000
Hong Kong [Member]
Income Taxes [Line Items]
Existing tax rate	16.50%
Net operating losses carryforwards (in Yuan Renminbi)	¥ 2,878
Hong Kong [Member]
Income Taxes [Line Items]
Withholding income tax	5.00%	5.00%
Minimum [Member]
Income Taxes [Line Items]
Subsidiary rate	20.00%	20.00%
Maximum [Member]
Income Taxes [Line Items]
Subsidiary rate	22.00%	22.00%
PRC [Member]
Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%
Income tax rate percentage	15.00%	15.00%
Net operating losses carryforwards (in Yuan Renminbi)	¥ 1,259,325
PRC [Member] | Forecast [Member]
Income Taxes [Line Items]
Percentage of assessable profit before tax					20.00%
Shenzhen Fuben Network Technology Co., Ltd [Member]
Income Taxes [Line Items]
income tax rate	15.00%	15.00%